Document and Entity Information	Jun. 28, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40982
Entity Registrant Name	HireRight Holdings Corp
Entity Central Index Key	0001859285
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-1092072
Entity Address, Address Line One	100 Centerview Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37214
City Area Code	615
Local Phone Number	320-9800
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	HRT
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false